Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of actuarial losses in year 2016	$ 8
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	554	$ 585
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	291	291
Accrued benefits related to defined contribution pension plans	16	16
Annual cost of defined contribution plans	70	81	$ 89
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	660	699
Pension plans with benefit obligations in excess of plan assets, fair value of plan assets	309	307
Employer contributions	28	$ 28
Expected contribution in cash	$ 28